Revenue - Summary of Revenues by Recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [line items]
Telecommunication Services	₺ 50,507,785	₺ 57,447,750	₺ 57,075,559
Equipment revenues	6,807,269	8,376,337	7,931,214
Revenue from financial operation	1,990,946	2,031,925	2,009,350
Call Center revenues	936,496	1,133,840	1,034,013
Other	1,301,778	1,571,144	1,452,629
Total revenue	61,544,274	70,560,996	69,502,765
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	430,519	566,691	655,816
Equipment revenues	6,538,943	7,903,676	7,713,766
Revenue from financial operation	823,506	720,331	552,641
Other	46,334	97,665	138,230
Total revenue	7,839,302	9,288,363	9,060,453
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	50,077,266	56,881,059	56,419,743
Equipment revenues	268,326	472,661	217,448
Revenue from financial operation	1,167,440	1,311,594	1,456,709
Call Center revenues	936,496	1,133,840	1,034,013
Other	1,255,444	1,473,479	1,314,399
Total revenue	53,704,972	61,272,633	60,442,312
Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	47,056,642	54,273,614	54,477,094
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	6,284,777	6,102,253	5,524,154
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	1,990,946	2,031,936	2,009,350
All other segments [member]
Disclosure of revenue [line items]
Total revenue	6,211,909	8,153,193	7,492,167
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Telecommunication Services	44,543,684	51,769,147	52,039,191
Equipment revenues	2,499,908	2,495,278	2,415,492
Call Center revenues	103,132	93,157	82,888
Other	161,868	268,265	262,390
Total revenue	47,308,592	54,625,847	54,799,961
Operating segments [member] | Turkcell Turkiye segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	383,020	523,843	622,685
Equipment revenues	2,231,582	2,022,617	2,198,044
Other	7,188	11,256	22
Total revenue	2,621,790	2,557,716	2,820,751
Operating segments [member] | Turkcell Turkiye segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	44,160,664	51,245,304	51,416,506
Equipment revenues	268,326	472,661	217,448
Call Center revenues	103,132	93,157	82,888
Other	154,680	257,009	262,368
Total revenue	44,686,802	52,068,131	51,979,210
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	6,067,959	5,806,576	5,174,308
Equipment revenues	151,310	217,483	280,218
Call Center revenues	46,262	78,948	77,269
Other	164,232	168,010	190,592
Total revenue	6,429,763	6,271,017	5,722,387
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	47,884	42,850	33,131
Equipment revenues	151,310	217,483	280,218
Other	4,077	577	20,414
Total revenue	203,271	260,910	333,763
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	6,020,075	5,763,726	5,141,177
Call Center revenues	46,262	78,948	77,269
Other	160,155	167,433	170,178
Total revenue	6,226,492	6,010,107	5,388,624
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial operation	2,151,676	2,154,951	2,042,264
Total revenue	2,151,676	2,154,951	2,042,264
Operating segments [member] | Techfin segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Revenue from financial operation	984,232	843,357	585,555
Total revenue	984,232	843,357	585,555
Operating segments [member] | Techfin segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Revenue from financial operation	1,167,444	1,311,594	1,456,709
Total revenue	1,167,444	1,311,594	1,456,709
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	4,179,573	5,763,575	5,284,622
Call Center revenues	901,561	1,086,174	997,013
Other	3,147,449	2,724,178	2,346,182
Total revenue	8,228,583	9,573,927	8,627,817
Operating segments [member] | All other segments [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Equipment revenues	4,179,573	5,763,575	5,284,622
Other	55,589	91,866	127,534
Total revenue	4,235,162	5,855,441	5,412,156
Operating segments [member] | All other segments [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Call Center revenues	901,561	1,086,174	997,013
Other	3,091,860	2,632,312	2,218,648
Total revenue	3,993,421	3,718,486	3,215,661
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	(103,858)	(127,973)	(137,940)
Equipment revenues	(23,522)	(99,999)	(49,118)
Revenue from financial operation	(160,730)	(123,026)	(32,914)
Call Center revenues	(114,459)	(124,439)	(123,157)
Other	(2,171,771)	(1,589,309)	(1,346,535)
Total revenue	(2,574,340)	(2,064,746)	(1,689,664)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	(385)	(2)
Equipment revenues	(23,522)	(99,999)	(49,118)
Revenue from financial operation	(160,726)	(123,026)	(32,914)
Other	(20,520)	(6,034)	(9,740)
Total revenue	(205,153)	(229,061)	(91,772)
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	(103,473)	(127,971)	(137,940)
Revenue from financial operation	(4)
Call Center revenues	(114,459)	(124,439)	(123,157)
Other	(2,151,251)	(1,583,275)	(1,336,795)
Total revenue	(2,369,187)	(1,835,685)	(1,597,892)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	(251,950)	(352,233)	(322,867)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(144,986)	(168,764)	(198,233)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(160,730)	(123,015)	(32,914)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (2,016,674)	₺ (1,420,734)	₺ (1,135,650)